DERIVATIVES - Derivatives by Category (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Derivatives, Fair Value [Line Items]
Notional Amount	$ 885	$ 474
Derivative Assets	63	26
Derivative Liabilities	106	140
Futures
Derivatives, Fair Value [Line Items]
Notional Amount	394	295
Derivative Assets	0	0
Derivative Liabilities	0	0
Options
Derivatives, Fair Value [Line Items]
Notional Amount	209	59
Derivative Assets	34	8
Derivative Liabilities	16	5
Futures
Derivatives, Fair Value [Line Items]
Notional Amount	282	120
Derivative Assets	0	0
Derivative Liabilities	0	0
Margin
Derivatives, Fair Value [Line Items]
Notional Amount	0	0
Derivative Assets	29	18
Derivative Liabilities	0	0
Collateral
Derivatives, Fair Value [Line Items]
Notional Amount	0	0
Derivative Assets	0	0
Derivative Liabilities	3	3
Derivatives
Derivatives, Fair Value [Line Items]
Notional Amount	885	474
Derivative Assets	63	26
Derivative Liabilities	19	8
MSO, SCS and IUL indexed features (2)
Derivatives, Fair Value [Line Items]
Notional Amount	0	0
Derivative Assets	0	0
Derivative Liabilities	87	132
Embedded derivative
Derivatives, Fair Value [Line Items]
Notional Amount	0	0
Derivative Assets	0	0
Derivative Liabilities	$ 87	$ 132